22. Deferred revenue (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	R$ 1,471,363	R$ 1,873,644
Current portion	(480,431)	(812,340)
Non-current portion	990,932	1,061,304
Prepaid services [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	388,301	716,650
Government grants [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	89,036	117,758
Network swap [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	20,191	28,932
Anticipated receipts [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	22,627	18,554
Towers revenue [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	R$ 951,208	R$ 991,750